Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Commitments and Contingencies [Abstract]
Operating lease expiration period	2023
Reimbursement for leasehold improvement	$ 270
Rental expense	$ 66	$ 144	$ 500	$ 519	$ 645